CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Gain on sale of loans, net	$ 179		$ 10,693		$ 6,134	$ 30,824	$ 65,294	$ 14,004
Real estate services fees, net	257		478		442	688	1,144	1,312
Gain (loss) on mortgage servicing rights, net	45		(37)		155	1	34	(28,509)
Servicing fees (expense), net	7		(150)		(5)	(269)	(432)	3,603
Other	7		(4)		959	320	279	1,498
Total revenues, net	495		10,980		7,685	31,564	66,319	(8,092)
Expenses
Personnel	8,024		11,964		19,945	26,888	52,778	52,880
General, administrative and other	5,323		5,882		10,458	11,063	21,031	24,534
Business promotion	1,319		1,770		3,620	2,963	7,395	3,859
Total expenses	14,666		19,616		34,023	40,914	81,204	81,273
Operating loss	(14,171)		(8,636)		(26,338)	(9,350)	(14,885)	(89,365)
Other income (expense)
Interest income	943		15,707		14,048	32,231	65,666	118,908
Interest expense	(2,203)		(15,149)		(15,192)	(31,013)	(63,268)	(113,771)
Change in fair value of long-term debt	1,980		1,417		3,622	2,442	2,098	1,899
Change in fair value of net trust assets, including trust REO gains			(2,141)		9,248	(3,814)	6,582	(5,688)
Total other income (expense), net	720		(166)		11,726	(154)	11,078	1,348
Net (loss) earnings before income taxes	(13,451)		(8,802)		(14,612)	(9,504)	(3,807)	(88,017)
Income tax expense	16		62		39	43	71	133
Net loss	(13,467)	$ (1,184)	(8,864)	$ (683)	(14,651)	(9,547)	(3,878)	(88,150)
Other comprehensive loss
Change in fair value of instrument specific credit risk of long-term debt	10,037		(538)		7,768	(2,205)	(2,722)	(20)
Total comprehensive loss	$ (3,430)		$ (9,402)		$ (6,883)	$ (11,752)	$ (6,600)	$ (88,170)
Net loss per common share:
Basic (in dollars per share)	$ (0.64)		$ (0.42)		$ (0.72)	$ (0.45)	$ (0.22)	$ (4.15)
Diluted (in dollars per share)	$ (0.64)		$ (0.42)		$ (0.72)	$ (0.45)	$ (0.22)	$ (4.15)